Provision for judicial liabilities - Contingencies with possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fibria
Disclosure of other provisions [line items]
Fair Value Adjustment Of Probable Contingencies	R$ 2,108,635	R$ 2,135,869
Total
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	15,074,276	14,432,915
Taxes and social security (1)
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	9,837,082	9,775,068
Labor
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	171,480	194,883
Civil and environmental (1)
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	R$ 5,065,714	R$ 4,462,964